Related Party Balance and Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Balance and Transactions [Abstract]
Schedule of Amounts Due to Related Parties

As of March 31, 2025 and 2024, the balances of amounts due to related parties were as follows:

	As of March 31,
	2025	2024
	USD	USD
Due to related parties
Mr. Tse Shing Fung (a)	987,809	1,559,202
Mr. Tse Tsz Tun (b)	987,808	1,559,201
Total(1)	1,975,617	3,118,403
(1)	The balance represented the advances to the directors. The amount was unsecured, interest-free and repayable on demand.

Schedule of Related Party Transactions

Related party transactions

	For the year ended March 31,
	2025	2024	2023
	USD	USD	USD
Office rental to related parties
Parents of the Mr. Tse Shing Fung (a) and Mr. Tse Tsz Tun (b)	12,308	12,308	12,308
Total	12,308	12,308	12,308

Advances from (Repayment to) related parties
Mr. Tse Shing Fung (a)	(571,393)	961,282	(170,125)
Mr. Tse Tsz Tun (b)	(571,393)	961,282	(170,125)
Total	(1,142,786)	1,922,564	(340,250)